T. ROWE PRICE Retirement I 2050 Fund–I Class
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  26,891 4,391 4,037 3,186,501 25,747
U.S. Treasury Long-Term Index
Fund  13,458 5,736 1,141 2,000,189 16,162
International Bond Fund (USD
Hedged)  9,522 2,070 2,268 1,041,202 8,319
Dynamic Global Bond Fund  10,799 2,389 5,224 811,091 6,878
Limited Duration Inflation
Focused Bond Fund  58,418 810 60,632 34,774 161
Total Bond Mutual Funds (Cost $67,247) 57,267
EQUITY MUTUAL FUNDS 96.3%
T. Rowe Price Funds:
Value Fund  1,072,529 218,122 232,091 24,564,604 944,018
Growth Stock Fund (2) 779,150 232,049 56,098 13,151,109 882,045
Equity Index 500 Fund  587,820 154,332 134,932 5,638,028 589,907
Overseas Stock Fund  430,018 122,905 49,290 43,035,599 494,049
International Value Equity Fund  458,114 66,224 95,418 29,292,672 430,602
International Stock Fund  374,260 67,397 30,964 23,712,914 409,996
U.S. Large-Cap Core Fund  112,573 203,098 11,744 9,832,868 290,266
Real Assets Fund  227,182 86,570 14,603 20,155,871 278,353
Mid-Cap Growth Fund  201,428 37,068 13,229 2,390,463 225,994
Mid-Cap Value Fund  220,235 50,796 34,894 7,125,549 217,971
U.S. Equity Research Fund  156,635 69,286 12,142 5,502,648 207,615
Emerging Markets Discovery
Stock Fund  163,817 40,713 11,438 14,605,542 181,985
Emerging Markets Stock Fund  159,181 26,114 15,319 4,551,514 159,348
Small-Cap Stock Fund  133,166 35,525 12,242 2,811,663 155,963
Small-Cap Value Fund  139,747 23,359 22,002 2,660,269 138,015
New Horizons Fund (2) 83,421 18,096 6,754 1,931,192 98,182
Total Equity Mutual Funds (Cost $5,829,915) 5,704,309
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  775 185,359 185,358 7,772 785
Total Other Mutual Funds (Cost $773) 785

T. ROWE PRICE Retirement I 2050 Fund–I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 106,201 338,422 284,484 160,139,493 160,139
Total Short-Term Investments (Cost $160,139) 160,139
Total Investments in Securities 100.0%
(Cost $6,058,074) $ 5,922,500
Other Assets Less Liabilities (0.0)% (2,205)
Net Assets 100.0% $ 5,920,295
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2050 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 932 $ (1,086) $ 203
Emerging Markets Discovery Stock Fund  (417) (11,107) 6,299
Emerging Markets Stock Fund  (1,605) (10,628) 3,238
Equity Index 500 Fund  (2,592) (17,313) 7,210
Growth Stock Fund  24,805 (73,056) —
International Bond Fund (USD Hedged)  457 (1,005) 162
International Stock Fund  (238) (697) 6,287
International Value Equity Fund  (8,399) 1,682 16,457
Limited Duration Inflation Focused Bond Fund  (2,092) 1,565 12
Mid-Cap Growth Fund  5,141 727 673
Mid-Cap Value Fund  22,473 (18,166) 3,395
New Horizons Fund  3,108 3,419 —
New Income Fund  (242) (1,498) 638
Overseas Stock Fund  (1,669) (9,584) 14,823
Real Assets Fund  1,922 (20,796) 7,321
Small-Cap Stock Fund  5,009 (486) 1,163
Small-Cap Value Fund  3,865 (3,089) 1,553
Transition Fund  544 9 166
U.S. Equity Research Fund  551 (6,164) 2,481
U.S. Large-Cap Core Fund  10,780 (13,661) 2,351
U.S. Treasury Long-Term Index Fund  (72) (1,891) 358
Value Fund  61,897 (114,542) 19,063
U.S. Treasury Money Fund, 4.61% — — 3,525
Totals $ 124,158# $ (297,367) $ 97,378+
# Capital gain distributions from underlying Price funds represented $160,216 of the net realized gain (loss).
+ Investment income comprised $97,378 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2050 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2050 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement I 2050 Fund–I Class

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement I 2050 Fund–I Class

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R419-054Q3 02/23